Share-Based Compensation (Details Narrative) $ / shares in Units, $ in Thousands		3 Months Ended	4 Months Ended	6 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Jan. 02, 2024 shares	Mar. 31, 2024 shares	Apr. 30, 2020 shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($) shares	Jul. 31, 2021 shares	Sep. 29, 2021 $ / shares shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 $ / shares shares	Mar. 31, 2023 $ / shares
Common Stock, Capital Shares Reserved for Future Issuance								152,598
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number								2,111,988
Share-Based Payment Arrangement, Noncash Expense | $				$ 4,460	$ 5,179
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period										1,438,720	430,467
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period									408,096	931,874
Common Class A | 2019 Plan [Member]
Stock Issued During Period, Shares, New Issues			184,270	323,478	142,868
Non Employee Director [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized	8,311	6,465
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period	4,884
CEO [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized		51,750
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeited in Period		155,250
Common Class A [Member]
Stock Issued During Period, Shares, New Issues										747,604
2019 Plan [Member] | Incentive Stock [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period										1,008,253	317,188	113,279
2019 Plan [Member] | Management [Member] | Incentive Stock [Member] | Second Tranche [Member] | Minimum [Member]
Share price | $ / shares												$ 8.00
Stock Price Threshold Date												January 2020
2019 Plan [Member] | Management [Member] | Incentive Stock [Member] | Third Tranche [Member] | Minimum [Member]
Share price | $ / shares												$ 11.00
Stock Price Threshold Date												January 2021
2019 Plan [Member] | Management [Member] | Incentive Stock [Member] | Fourth Tranche [Member] | Minimum [Member]
Share price | $ / shares												$ 14.00
Stock Price Threshold Date												March 2021
2019 Plan [Member] | Common Class A [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized												1,421,000
2019 Plan [Member] | Common Class A [Member] | Executive Officers [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized												1,359,375
2019 Plan [Member] | Common Class A [Member] | Two Other Employees [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period												61,625
2019 Plan [Member] | Common Class A [Member] | Member Of Senior Management [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period						17,720
2019 Plan [Member] | Common Class A [Member] | Management [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized							25,000
2019 Plan [Member] | Common Class A [Member] | Management [Member] | Incentive Stock [Member]
Number of tranches												4
New 2021 Plan [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized							1,500,000
Number of tranches							3
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period								399,727	218,366	55,175
New 2021 Plan [Member] | Incentive Stock [Member] | First Tranche [Member]
Commenced date							Oct. 01, 2021
New 2021 Plan [Member] | Incentive Stock [Member] | Second And Third Tranches [Member]
Debt Instrument, Convertible, Latest Date							Sep. 30, 2025
New 2021 Plan [Member] | Management [Member] | Incentive Stock [Member] | Second Tranche [Member] | Minimum [Member]
Share price | $ / shares							$ 27.00
New 2021 Plan [Member] | Management [Member] | Incentive Stock [Member] | Third Tranche [Member] | Minimum [Member]
Share price | $ / shares							$ 30.00						$ 21.00
Number of consecutive trading days							60 days
New 2021 Plan [Member] | Non Executive Directors [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized							105,000
New 2021 Plan [Member] | Each Non Executive Directors [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized							15,000
New 2021 Plan [Member] | Common Class A [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized									3,028,972
Common Stock, Capital Shares Reserved for Future Issuance									383,528
New 2021 Plan [Member] | Common Class A [Member] | Management [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period							1,600,000
New 2021 Plan [Member] | Common Class A [Member] | Management [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period							3,412,500
New 2021 Plan [Member] | Common Class A [Member] | Two Directors [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Forfeitures									28,528
New 2021 Plan [Member] | Common Class A [Member] | One New Director [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized									13,780
Amendment Stock Based Awards [Member]
Share-Based Payment Arrangement, Noncash Expense | $				$ 345	$ 451